Advances	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Advances

7.	Advances

The current advances to suppliers amounted to $6,722,052 and $993,941 as of December 31, 2011 and 2010, respectively.

Long term advances related to constructionamounted to $13,464,311 and $0 as of December 31, 2011 and 2010, respectively.